Equity - Schedule Of Non-Controlling Interest (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ (603,274)	$ 30,618,033	$ 30,618,033
Share in profit for the year	(7,321,584)	(12,275,009)	(47,015,967)	$ (42,185,597)
Ending balance	(7,999,189)	$ 18,419,672	(603,274)	$ 30,618,033
Non-controlling interests [member]
Beginning balance	1,074,081
Share in profit for the year	(315,695)
Ending balance	$ 758,386		$ 1,074,081